Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	S-4
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	VERIFYME, INC.
Entity Central Index Key	0001104038
Entity Tax Identification Number	23-3023677
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	801 International Parkway
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	Lake Mary
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32746
City Area Code	585
Local Phone Number	736-9400
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false